Property and Equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment	Property and Equipment

	Medical Equipment	Computer Equipment	Office Equipment and Furniture	Leasehold Improvements	Total
Cost
As at December 31, 2020	$62	$366	$353	$497	$1,278
Additions, net of foreign exchange impact	—	40	141	105	286
Disposals	—	—	(277)	(374)	(651)
As at December 31, 2021	62	406	217	228	913
Additions, net of foreign exchange impact	—	23	31	3	57
As at December 31, 2022	$62	$429	$248	$231	$970

Amortization
As at December 31, 2020	$48	$249	$263	$482	$1,042
Depreciation expense	3	36	72	19	130
Disposals	—	—	(277)	(374)	(651)
As at December 31, 2021	51	285	58	127	521
Depreciation expense	2	36	34	21	93
As at December 31, 2022	$53	$321	$92	$148	$614

Net book value
As at December 31, 2021	11	121	159	101	392
As at December 31, 2022	$9	$108	$156	$83	$356